Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through other comprehensive income (Tables) [Abstract]
Financial assets at fair value through other comprehensive income

a)     Financial assets at fair value through other comprehensive income

	R$ thousand
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Brazilian government securities	146,656,888	4,251,206	(89,339)	150,818,755
Corporate debt securities	5,932,857	187,874	(145,537)	5,975,194
Bank debt securities	6,371,576	117,435	(567,935)	5,921,076
Brazilian sovereign bonds	1,573,965	28,832	(38,130)	1,564,667
Mutual funds	2,856,590	1,742	(16,971)	2,841,361
Marketable equity securities and other stocks	11,685,525	682,783	(1,438,825)	10,929,483
Balance on December 31, 2018 (1)	175,077,401	5,269,872	(2,296,737)	178,050,536

(1) In June 2018, the Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$17,022,922 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes, a gain in the amount of R$581,991 thousand.

Financial assets at fair value through other comprehensive income - Maturity

b)    Maturity

	R$ thousand
	On December 31, 2018
	Amortized cost	Fair value
Due within one year	75,814,113	75,763,826
From 1 to 5 years	65,896,910	67,290,177
From 5 to 10 years	6,189,446	6,441,750
Over 10 years	15,491,407	17,625,300
No stated maturity	11,685,525	10,929,483
Total	175,077,401	178,050,536

Investments in equity instruments designated at fair value through other comprehensive income

c)     Investments in equity instruments designated at fair value through other comprehensive income

	R$ thousand
	Cost	Adjustments to Fair Value	Fair Value
Marketable equity securities and other stocks	11,685,525	(756,042)	10,929,483
Total	11,685,525	(756,042)	10,929,483

Reconciliation of expected losses of financial assets at FVOCI

d)    Reconciliation of expected losses of financial assets at FVOCI:

	R$ thousand
	Stage 1	Stage 2	Stage 3	Total (1)
Expected loss of financial assets at FVOCI on January 1, 2018	21,370	44,482	55,714	121,566
Transferred to Stage 3	(748)	-	-	(748)
Out of Stage 1	-	-	748	748
Assets constituted/reversed	(5,910)	117,579	104,271	215,940
Expected loss of financial assets at FVOCI as of December 31, 2018	14,712	162,061	160,733	337,506

(1)  The expected loss is recorded as "Expected Loss on Other Financial Assets" in the Consolidated Statement of Income.